Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,152,000.00
Previously Paid Amount	0.00
Total Fee Amount	435.29
Total Offset Amount	0.00
Net Fee	435.29
Narrative - Max Aggregate Offering Price	$ 3,152,000.00
Final Prospectus	true